Related Party Transactions - Schedule of Related Party Payables (Details) (10-K) - USD ($)	Dec. 31, 2019		Mar. 31, 2019		Aug. 17, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Short-term advances	$ 668,608	[1]	$ 440,489	[2]	$ 100,000	$ 1,880	[2]
Short-term promissory note entered into on 8/17/18		[3]	105,000	[4]			[4]
Total related party payable	$ 1,646,893		$ 545,489			$ 1,880

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the nine months ended December 31, 2019, we received $1,164,500 in cash proceeds from advances, incurred $714,999 in interest expense on the advances, and repaid related parties $1,649,500. Also during the nine months ended December 31, 2019 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018.
[2]	We periodically receive advances for operating funds from our current majority shareholders (former members of Wealth Generators prior to the reverse acquisition) and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2019, we received $1,805,777 in cash proceeds from advances, incurred $15,000 in interest, and repaid related parties a total of $1,382,168.
[3]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000 which was recorded as interest expense in the statement of operations during the year ended March 31, 2019. During the nine months ended December 31, 2019 we made repayments of $105,000 on the note.
[4]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000, which was recorded as interest expense in the statement of operations during the year ended March 31, 2019.